IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of Provisions for Impairment of property, plant and equipment [Text Block]
Provisions for impairment of property, plant and equipment due to technical obsolescence have been recorded as of
December 31
, 2018 and December 31, 2017, respectively, as shown below:

Disclosure of Asset Impairment
Principal classes of Assets affected by Impairment and Reversal of Losses	Machinery and Equipment
Principal Facts and Circumstances that lead to Recognizing Impairment and Reversal of losses	Technical Obsolescence and Claim
	12-31-2018	12-31-2017
Provisions for impairment of property, plant and equipment	ThU.S.$16,328	ThU.S.$17,396

Disclosure of reconciliation of changes in goodwill [text block]
At the date of these consolidated financial statements, the balance of goodwill is ThU.S.$65,851 (ThU.S.$69,922 at December 31, 2017), as shown below:

	12-31-2018	12-31-2017
Goodwill	ThU.S.$	ThU.S.$
Opening balance at January 1	69,922	74,893
Impairment	-	(4,640)
Increase (decrease) in foreign currency exchange	(4,071)	(331)
Closing balance at December 31, 2018	65,851	69,922